Prepaids and other current assets (Details) - CAD ($) $ in Thousands	May 31, 2019	May 31, 2018
Prepaids and other current assets
Sales tax receivable	$ 7,583	$ 10,840
Accrued interest	2,779	831
Prepaid assets	10,696	1,720
Other	2,333	993
Total	$ 23,391	$ 14,384